Related Party Notes Payable (Details)	12 Months Ended
Jun. 30, 2017 USD ($)
Related Party Details
Related Party Convertible Notes Payable	$ 493,450
Interest Rate	6.00%
Term Minimum	0
Term Maximum	1 year
Discount	$ (227,203)
Total	$ 266,247